11. Income Taxes: Schedule of deferred tax assets (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of deferred tax assets

	March 31, 2014	June 30, 2013
Net operating loss carryforwards	$1,393,000	$1,363,000
Deferred compensation	28,000	43,000
Deferred rent expense	6,000	11,000
Accounts receivable allowance	5,000	5,000
Valuation allowance	(1,432,000)	(1,420,000)
Net deferred tax asset	$--	$--